Cash due from banks (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-interest bearing
Cash and demand deposits with banks	$ 110,741	$ 110,895
Interest bearing
Demand deposits with banks	326,437	378,629
Cash equivalents	1,664,473	1,799,366
Sub-total - Interest bearing	1,990,910	2,177,995
Cash due from banks	2,101,651	2,288,890	$ 2,063,311	$ 1,730,472
Interest-bearing deposits in banks bearing negligible interest	305,300	306,900
Bermuda
Non-interest bearing
Cash and demand deposits with banks	28,690	31,199
Interest bearing
Demand deposits with banks	138,123	130,589
Cash equivalents	976,557	691,439
Sub-total - Interest bearing	1,114,680	822,028
Cash due from banks	1,143,370	853,227
Non-Bermuda
Non-interest bearing
Cash and demand deposits with banks	82,051	79,696
Interest bearing
Demand deposits with banks	188,314	248,040
Cash equivalents	687,916	1,107,927
Sub-total - Interest bearing	876,230	1,355,967
Cash due from banks	$ 958,281	$ 1,435,663